Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	ORDINARYSHARES CLASS A	ORDINARYSHARES CLASS B	PREFERENCE SHARES	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED DEFICIT	Total
Balances at Dec. 31, 2021		$ 216		$ 24,784	$ (4,730)	$ 20,270
Balances (in Shares) at Dec. 31, 2021		2,156,250
Forfeiture of 187,500 Class B ordinary shares by initial shareholder		$ (19)		19
Forfeiture of 187,500 Class B ordinary shares by initial shareholder (in Shares)		(187,500)
Sale of 7,875,000 units at $10 per unit in IPO, including over-allotment, net of underwriters’ discount and offering expenses	$ 788			73,655,270		73,656,058
Sale of 7,875,000 units at $10 per unit in IPO, including over-allotment, net of underwriters’ discount and offering expenses (in Shares)	7,875,000
Issuance of 118,125 underwriter units, including over-allotment	$ 12			946,169		946,181
Issuance of 118,125 underwriter units, including over-allotment (in Shares)	118,125
Sale of 3,762,500 warrants in private placement				3,762,500		3,762,500
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value	$ (788)			(78,388,742)	(2,649,572)	(81,039,102)
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value (in Shares)	(7,875,000)
Net income (loss)					(675,874)	(675,874)
Balances at Dec. 31, 2022	$ 12	$ 197			(3,330,176)	(3,329,967)
Balances (in Shares) at Dec. 31, 2022	118,125	1,968,750
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value					(858,477)	(858,477)
Conversion of 1,968,749 Class B ordinary shares to Class A ordinary shares at par value of $0.0001 per share	$ 197	$ (197)
Conversion of 1,968,749 Class B ordinary shares to Class A ordinary shares at par value of $0.0001 per share (in Shares)	1,968,749	(1,968,749)				1,968,749
Net income (loss)					451,852	$ 451,852
Balances at Mar. 31, 2023	$ 209				(3,736,801)	(3,736,592)
Balances (in Shares) at Mar. 31, 2023	2,086,874	1
Balances at Dec. 31, 2022	$ 12	$ 197			(3,330,176)	(3,329,967)
Balances (in Shares) at Dec. 31, 2022	118,125	1,968,750
Net income (loss)						558,650
Balances at Jun. 30, 2023	$ 209				(4,326,056)	(4,325,847)
Balances (in Shares) at Jun. 30, 2023	2,086,874	1
Balances at Dec. 31, 2022	$ 12	$ 197			(3,330,176)	(3,329,967)
Balances (in Shares) at Dec. 31, 2022	118,125	1,968,750
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value					(2,734,446)	(2,734,446)
Conversion of 1,968,749 Class B ordinary shares to Class A ordinary shares at par value of $0.0001 per share	$ 197	$ (197)
Conversion of 1,968,749 Class B ordinary shares to Class A ordinary shares at par value of $0.0001 per share (in Shares)	1,968,749	(1,968,749)				1,968,749
Net income (loss)					483,430	$ 483,430
Balances at Dec. 31, 2023	$ 209				(5,581,192)	(5,580,983)
Balances (in Shares) at Dec. 31, 2023	2,086,874	1
Balances at Mar. 31, 2023	$ 209				(3,736,801)	(3,736,592)
Balances (in Shares) at Mar. 31, 2023	2,086,874	1
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value					(696,053)	(696,053)
Net income (loss)					106,798	106,798
Balances at Jun. 30, 2023	$ 209				(4,326,056)	(4,325,847)
Balances (in Shares) at Jun. 30, 2023	2,086,874	1
Balances at Dec. 31, 2023	$ 209				(5,581,192)	(5,580,983)
Balances (in Shares) at Dec. 31, 2023	2,086,874	1
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value					(597,627)	(597,627)
Net income (loss)					(327,511)	(327,511)
Balances at Mar. 31, 2024	$ 209				(6,506,330)	(6,506,121)
Balances (in Shares) at Mar. 31, 2024	2,086,874	1
Balances at Dec. 31, 2023	$ 209				(5,581,192)	(5,580,983)
Balances (in Shares) at Dec. 31, 2023	2,086,874	1
Net income (loss)						(581,834)
Balances at Jun. 30, 2024	$ 209				(7,303,836)	(7,303,627)
Balances (in Shares) at Jun. 30, 2024	2,086,874	1
Balances at Mar. 31, 2024	$ 209				(6,506,330)	(6,506,121)
Balances (in Shares) at Mar. 31, 2024	2,086,874	1
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value					(543,183)	(543,183)
Net income (loss)					(254,323)	(254,323)
Balances at Jun. 30, 2024	$ 209				$ (7,303,836)	$ (7,303,627)
Balances (in Shares) at Jun. 30, 2024	2,086,874	1